GOING CONCERN (Details) - USD ($)	1 Months Ended		9 Months Ended	12 Months Ended
	Oct. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	May 31, 2016	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Retained Earnings (Accumulated Deficit)			$ (39,694,304)	$ (38,072,182)			$ (35,398,346)
Working capital (deficit)			(4,493,869)	(4,126,861)
Stockholders' Equity Attributable to Parent			$ (4,365,011)	$ (4,046,145)			$ (2,569,234)	$ (3,021,832)
Substantial Doubt about Going Concern, Conditions or Events			The Company believes that it will need approximately $1,500,000 during the next 12 months for continued product manufacturing, research, development and marketing activities, as well as for limited general corporate purposes.	The Company believes that it will need approximately $1,500,000 during the next 12 months for continued production manufacturing research, development, and marketing activities, as well as for general corporate purposes.
Proceeds from Issuance or Sale of Equity			$ 500,000	$ 160,000
Stock Issued During Period, Shares, New Issues (in Shares)		4,000,000	8,333,334	4,000,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 0.04		$ 0.04
Proceeds from Warrant Exercises	$ 1,000,000			$ 1,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)	20,000,000			20,000,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.05		$ 0.06	$ 0.05	$ 0.07	$ 0.096